Lease (Details) - Schedule of Balance Sheet Information Related to Leases - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Right of use asset	$ 388,210	$ 503,089	$ 973,147
Lease Liability – current portion	368,003	359,459	468,425
Lease Liability – net of current portion	62,762	157,897	542,709
Total operating lease liabilities	$ 430,765	$ 517,356	$ 1,011,134